Accrued Expenses (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses
Accrued compensation	$ 188,105	$ 128,135	$ 122,517
Accrued rent	37,537	36,149	30,596
Accrued sales tax	3,216	37,484
Total accrued expenses	$ 228,858	$ 201,768	$ 153,113